REVENUES (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Inventory write-off					$ 74,100
Common stock purchase warrants liability					256,957
Common stock purchase warrants liability						1,128,635
Gain on changes of fair value of common stock purchase liability			$ (97,602)	$ 160,443	$ 871,677	$ 759,471
Income tax percentage description					greater than 50%
Income tax, description					The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax.
Value added tax rate	13.00%	16.00%
Chengdu Wetouch [Member]
Operating Loss Carryforwards [Line Items]
Equity ownership percentage					94.00%
Meishan Wetouch [Member]
Operating Loss Carryforwards [Line Items]
Equity ownership percentage					95.00%
Tax Cut and Jobs Act [Member]
Operating Loss Carryforwards [Line Items]
Income tax, description					On December 22, 2017 the Tax Cut and Jobs Act of 2017 (“the Tax Act”) was signed into law, which among other effects, reduces the U.S. federal corporate income tax rate to 21% from 34% (or 35% in certain cases) beginning in 2018